Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Acquisitions	Purchase consideration - cash outflow
Cash flows include post-transaction payments for the settlement of contingent consideration for the Fortenova Acquisition which completed in 2021.

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Outflow of cash for business combinations, net of cash acquired	€m	€m	€m
Net cash consideration received	—	—	(0.4)
Net inflow of cash - investing activities	—	—	(0.4)